Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Goodwill) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill	$ 28,168	$ 27,801
Goodwill, Acquired During Period	455
Goodwill translation and other	(88)
Otis [Member]
Goodwill [Line Items]
Goodwill	1,741	1,583
Goodwill, Acquired During Period	152
Goodwill translation and other	6
UTC Climate, Controls and Security [Member]
Goodwill [Line Items]
Goodwill	9,727	9,868
Goodwill, Acquired During Period	2
Goodwill translation and other	(143)
Pratt and Whitney [Member]
Goodwill [Line Items]
Goodwill	1,273	1,238
Goodwill, Acquired During Period	0
Goodwill translation and other	35
UTC Aerospace Systems [Member]
Goodwill [Line Items]
Goodwill	15,069	14,754
Goodwill, Acquired During Period	301
Goodwill translation and other	14
Sikorsky [Member]
Goodwill [Line Items]
Goodwill	353	353
Goodwill, Acquired During Period	0
Goodwill translation and other	0
Total Segments [Member]
Goodwill [Line Items]
Goodwill	28,163	27,796
Goodwill, Acquired During Period	455
Goodwill translation and other	(88)
Eliminations and other [Member]
Goodwill [Line Items]
Goodwill	5	5
Goodwill, Acquired During Period	0
Goodwill translation and other	$ 0